Attributable to the type of risk being hedged (Details) - Fair Value Hedge Hedge Structure [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Hedge Structure Effective Portion Accumulated [Member]
IfrsStatementLineItems [Line Items]
Government Bonds (LTN, NTN-F)	R$ 3,756,394	R$ (2,183,841)	R$ (2,853,807)
LEA Government Bonds	(0)		(61,761)
Resolution 2,770	(0)		(94)
Trade Finance Off	728	(5,092)	(4,015)
Fair Value Hedge Total	3,757,122	(2,188,933)	(2,919,677)
Hedge Structure Portion Ineffective [Member]
IfrsStatementLineItems [Line Items]
Government Bonds (LTN, NTN-F)	(0)	(0)	(0)
LEA Government Bonds	(0)	(0)	(0)
Resolution 2,770	(0)	(0)	(0)
Trade Finance Off	(0)	(0)	(0)
Fair Value Hedge Total	R$ (0)	R$ (0)	R$ (0)